Note 18 - Regulatory Matters (Details Textual)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 27, 2018 USD ($)	Jan. 01, 2015	Dec. 31, 2014
Common Equity Tier 1 Required For Capital Adequacy To Risk Weighted Assets	4.50%	4.50%		4.50%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	0.0600	0.0600		0.060	0.040
Capital Conservation Buffer	2.50%
Risk Weighting for Certain Assets				150.00%	100.00%
Common Equity Tier 1 Capital			$ 6,500,000
Payments of Dividends, Total	$ 839,000	$ 717,000
Retained Earnings (Accumulated Deficit), Ending Balance	24,030,000	18,465,000
Quaint Oak Bank [Member]
Payments of Dividends, Total	1,000,000.0	$ 500,000
Retained Earnings (Accumulated Deficit), Ending Balance	$ 8,900,000
Subordinated Debt [Member]
Debt Instrument, Face Amount			$ 8,000,000.0